Schedule of Other Long Term Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Legal settlement - noncurrent	$ 5,625
Other	23	62
Total	$ 5,648	$ 62	$ 58